Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2022
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
KFA Mount Lucas Index Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KMLM
Risk/Return [Heading]	rr_RiskReturnHeading	KFA Mount Lucas Index Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Change in Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Effective April 1, 2022, the disclosure under “Investment Objective” in the Fund’s Prospectus is deleted in its entirety and replaced with the following.

The KFA Mount Lucas Index Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index (the “Index”).

Strategy [Heading]	rr_StrategyHeading	Change in Principal Investment Strategies – Effective April 1, 2022
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2022, the first paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus is deleted and replaced with the following:

The Fund seeks to achieve its goal by investing in commodity, currency, and global fixed income futures contracts traded on U.S. and foreign exchanges that are the same as or similar to those included in the Index. The Fund may also invest directly and indirectly in certain debt instruments.

Effective April 1, 2022, the seventh sentence of the fifth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus is deleted and replaced with the following:

While the Fund will generally seek to maintain exposure to the same futures contracts as those included in the Index, the Fund and Subsidiary may not replicate the Index. For example, the Fund may invest in futures with different maturity dates, the Fund may weight the futures differently than the Index, or the Fund may purchase futures on different dates than the rebalancing date for the Index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective April 1, 2022, in the “Principal Risks” section of the Prospectus for the Fund, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Management Risk. Because the Fund may not fully replicate the Index and may hold less than the total number of investments in the Index, the Fund is subject to management risk. This is the risk that the sub-adviser’s investment selection process may not produce the intended results.

Effective April 1, 2022, the following risk is added to the “Principal Risks” section of the Prospectus for the Fund:

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund’s investments in debt instruments, ETFs, cash or cash equivalent instruments, or money market mutual funds. To the extent that the Fund invests in other instruments that are consistent with its investment objective, such as, the Fund’s ability to track the Index may be adversely affected.

Strategys	CIK0001547576_StrategyHeadingOne1TextBlock	Change in Principal Investment Strategies - Effective Immediately
Strategy Narratives	CIK0001547576_StrategyNarrativeOne1TextBlock

Effective immediately, the fifth sentence of the fifth paragraph under the “Principal Investment Strategies” section of the Fund’s Prospectus is deleted and replaced with the following:

The Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Internal Revenue Code of 1986, as amended, and is measured at the end of each quarter.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANE SHARES TRUST

KFA Mount Lucas Index Strategy ETF

(the “Fund”)

Supplement dated March 21, 2022 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2021.

Supplement Closing Text Block	CIK0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.